Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Cash and cash equivalents

15.Cash and cash equivalents

For the purpose of presenting the consolidated statement of cash flows, cash and cash equivalents comprise the following:

	2025	2024
	US$’000	US$’000
Cash and cash equivalents per consolidated balance sheet	242,009	279,681
Less: Margin accounts held with brokers [1]	(16,295)	(47,781)
Cash and cash equivalents per consolidated statement of cash flows	225,714	231,900
1	Margin accounts held with brokers are collateral for open derivative financial instruments.